Leases (Tables)	12 Months Ended
Dec. 31, 2024
Leases
Schedule of Supplemental balance sheet information related to operating leases
	December 31,	December 31,
	2024	2023
Right-of-use assets, net	$1,060,426	$1,232,323

Operating lease liabilities - current	139,222	163,343
Operating lease liabilities - non-current	919,781	1,073,205
Total operating lease liabilities	$1,059,003	$1,236,548

Schedule of weighted average remaining lease terms and discount rates
	December 31,	December 31,
	2024	2023
Weighted average remaining lease term (years)	6.95	7.77
Weighted average discount rate	3.85%	4.50%

Schedule of maturities of lease liabilities
Twelve months ending December 31,
2025	$175,528
2026	172,651
2027	169,713
2028	169,713
2029	169,713
Thereafter	339,425
Total future minimum lease payments	1,196,743
Less: Imputed interest	137,740
Total	$1,059,003